Net financial income / (loss) (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Disclosure of net financial income (loss)
Net financial income (loss) can be analyzed as follows :

(in thousands of euro)	June 30, 2026	June 30, 2025

Interests and gain on financial assets	279	793
Unrealized gains on financial assets	90	464
Foreign exchange gains	415	5,630
Financial income	783	6,886
Foreign exchange losses	(1,224)	(2,574)
Unrealized losses on financial assets	—	—
Paid Interests on financial liabilities	(170)	(229)
Financial expenses	(1,395)	(2,803)
Net financial income (loss)	(612)	4,083